RESEARCH AND DEVELOPMENT (Tables)	3 Months Ended
Jun. 30, 2012
RESEARCH AND DEVELOPMENT [Abstract]
Schedule of Future Minimum Payments

2013	$30,000
2014	30,000
2015	30,000
2016	30,000
$120,000